united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Counterpoint Tactical Equity Fund

Class A (CPAEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$226	1.93%

How did the Fund perform during the reporting period?

The U.S. stock market rallied for much of the past year. The trend-following component of the Fund was “risk-on” for the period, prompting the fund to target a stock market beta of 0.8 for much of the year. A favorable environment for the Fund’s global market neutral portfolio provided a further tailwind to  returns. The Advisor continues to believe the strategy’s unique exposure to global smaller capitalization companies maximizes per-dollar exposure to factor strategy returns. A further optimization of the strategy’s stock selection model has, in the Advisor’s opinion, been supportive of the past year’s outperformance of the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Counterpoint Tactical Equity Fund	Counterpoint Tactical Equity Fund - with load	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500 Index	Bloomberg U.S. Treasury Bills: 1-3 Months
11/30/15	$10,000	$9,422	$10,000	$10,000	$10,000
09/30/16	$9,580	$9,026	$10,324	$10,614	$10,021
09/30/17	$10,500	$9,893	$11,286	$12,589	$10,083
09/30/18	$11,237	$10,588	$12,362	$14,843	$10,237
09/30/19	$9,197	$8,666	$12,821	$15,475	$10,475
09/30/20	$7,511	$7,077	$13,918	$17,819	$10,576
09/30/21	$8,088	$7,621	$15,918	$23,166	$10,581
09/30/22	$11,504	$10,839	$14,768	$19,581	$10,649
09/30/23	$12,079	$11,381	$16,711	$23,814	$11,142
09/30/24	$16,215	$15,278	$20,090	$32,471	$11,757

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	34.25%	12.01%	5.62%
With Load	26.52%	10.69%	4.91%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 28.6%
Equity 12.5%
Technology 10.8%
Money Market 7.6%
Consumer Discretionary 7.2%
Industrials 5.5%
Energy 4.1%
Financials 3.6%
Health Care 3.4%
Materials 3.4%
Collateral for Securities Loaned 3.1%
Consumer Staples 2.9%
Communications 2.3%
Utilities 0.8%
Real Estate 0.5%
Future Option 0.4%
Other Assets in Excess of Liabilities 3.3%

Value	Value
Other Assets in Excess of Liabilities	3.3%
Future Option	0.4%
Real Estate	0.5%
Utilities	0.8%
Communications	2.3%
Consumer Staples	2.9%
Collateral for Securities Loaned	3.1%
Materials	3.4%
Health Care	3.4%
Financials	3.6%
Energy	4.1%
Industrials	5.5%
Consumer Discretionary	7.2%
Money Market	7.6%
Technology	10.8%
Equity	12.5%
U.S. Treasury Obligations	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Counterpoint Quantitative Equity ETF	12.5%
United States Treasury Bill, 4.920%, 10/31/24	7.7%
Fidelity Treasury Portfolio, Class I	7.6%
SPDR S&P 500 ETF Total Return Swap	6.6%
United States Treasury Bill, 5.150%, 10/10/24	5.1%
United States Treasury Bill, 4.700%, 10/29/24	3.8%
United States Treasury Bill, 4.620%, 11/07/24	3.8%
United States Treasury Bill, 4.720%, 11/21/24	3.8%
United States Treasury Bill, 4.430%, 01/28/25	3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Equity Fund - Class A (CPAEX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPAEX

Counterpoint Tactical Equity Fund

Class C (CPCEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	2.68%

How did the Fund perform during the reporting period?

The U.S. stock market rallied for much of the past year. The trend-following component of the Fund was “risk-on” for the period, prompting the fund to target a stock market beta of 0.8 for much of the year. A favorable environment for the Fund’s global market neutral portfolio provided a further tailwind to  returns. The Advisor continues to believe the strategy’s unique exposure to global smaller capitalization companies maximizes per-dollar exposure to factor strategy returns. A further optimization of the strategy’s stock selection model has, in the Advisor’s opinion, been supportive of the past year’s outperformance of the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Counterpoint Tactical Equity Fund	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500 Index
Nov-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,513	$10,324	$10,021	$10,614
Sep-2017	$10,353	$11,286	$10,083	$12,589
Sep-2018	$11,000	$12,362	$10,237	$14,843
Sep-2019	$8,936	$12,821	$10,475	$15,475
Sep-2020	$7,246	$13,918	$10,576	$17,819
Sep-2021	$7,736	$15,918	$10,581	$23,166
Sep-2022	$10,917	$14,768	$10,649	$19,581
Sep-2023	$11,381	$16,711	$11,142	$23,814
Sep-2024	$15,161	$20,090	$11,757	$32,471

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	33.22%	11.15%	4.82%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Future Option	0.4%
Real Estate	0.5%
Utilities	0.8%
Communications	2.3%
Consumer Staples	2.9%
Collateral for Securities Loaned	3.1%
Materials	3.4%
Health Care	3.4%
Financials	3.6%
Energy	4.1%
Industrials	5.5%
Consumer Discretionary	7.2%
Money Market	7.6%
Technology	10.8%
Equity	12.5%
U.S. Treasury Obligations	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Counterpoint Quantitative Equity ETF	12.5%
United States Treasury Bill, 4.920%, 10/31/24	7.7%
Fidelity Treasury Portfolio, Class I	7.6%
SPDR S&P 500 ETF Total Return Swap	6.6%
United States Treasury Bill, 5.150%, 10/10/24	5.1%
United States Treasury Bill, 4.700%, 10/29/24	3.8%
United States Treasury Bill, 4.620%, 11/07/24	3.8%
United States Treasury Bill, 4.720%, 11/21/24	3.8%
United States Treasury Bill, 4.430%, 01/28/25	3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Equity Fund - Class C (CPCEX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPCEX

Counterpoint Tactical Equity Fund

Class I (CPIEX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.68%

How did the Fund perform during the reporting period?

The U.S. stock market rallied for much of the past year. The trend-following component of the Fund was “risk-on” for the period, prompting the fund to target a stock market beta of 0.8 for much of the year. A favorable environment for the Fund’s global market neutral portfolio provided a further tailwind to  returns. The Advisor continues to believe the strategy’s unique exposure to global smaller capitalization companies maximizes per-dollar exposure to factor strategy returns. A further optimization of the strategy’s stock selection model has, in the Advisor’s opinion, been supportive of the past year’s outperformance of the benchmark.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Counterpoint Tactical Equity Fund	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500 Index
Nov-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$96,000	$103,242	$100,208	$106,135
Sep-2017	$105,467	$112,858	$100,832	$125,886
Sep-2018	$113,180	$123,622	$102,367	$148,433
Sep-2019	$92,869	$128,210	$104,750	$154,747
Sep-2020	$76,017	$139,181	$105,760	$178,190
Sep-2021	$82,072	$159,182	$105,812	$231,656
Sep-2022	$116,943	$147,681	$106,493	$195,814
Sep-2023	$123,130	$167,109	$111,415	$238,144
Sep-2024	$165,675	$200,897	$117,565	$324,712

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	34.55%	12.27%	5.88%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Future Option	0.4%
Real Estate	0.5%
Utilities	0.8%
Communications	2.3%
Consumer Staples	2.9%
Collateral for Securities Loaned	3.1%
Materials	3.4%
Health Care	3.4%
Financials	3.6%
Energy	4.1%
Industrials	5.5%
Consumer Discretionary	7.2%
Money Market	7.6%
Technology	10.8%
Equity	12.5%
U.S. Treasury Obligations	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Counterpoint Quantitative Equity ETF	12.5%
United States Treasury Bill, 4.920%, 10/31/24	7.7%
Fidelity Treasury Portfolio, Class I	7.6%
SPDR S&P 500 ETF Total Return Swap	6.6%
United States Treasury Bill, 5.150%, 10/10/24	5.1%
United States Treasury Bill, 4.700%, 10/29/24	3.8%
United States Treasury Bill, 4.620%, 11/07/24	3.8%
United States Treasury Bill, 4.720%, 11/21/24	3.8%
United States Treasury Bill, 4.430%, 01/28/25	3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Equity Fund - Class I (CPIEX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPIEX

Counterpoint Tactical Income Fund

Class A (CPATX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.69%

How did the Fund perform during the reporting period?

After a “risk-on” signal early in the fiscal year, the Fund spent the vast majority of its tenth fiscal year invested in high yield and floating rate bonds. As a result, the Fund continued to earn returns analogous to an even split between those two asset classes. In past years, a typical “risk-on” position for the Fund had consisted of 100% investment in high yield bonds. However, given that a key driver of downside in fixed income markets had been rising interest rates and inflation, the Advisor sought to minimize interest rate risk within the high yield portfolio by including floating rate funds alongside high yield. Over the year, the Fund slightly trailed the returns of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s underperformance largely came from its lower duration exposure, versus a sharp drop in interest rates at the end of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Income Fund
Counterpoint Tactical Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$16,136
$15,412
$11,837
12/04/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Counterpoint Tactical Income Fund	Counterpoint Tactical Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
12/04/14	$10,000	$9,551	$10,000
09/30/15	$10,220	$9,761	$10,151
09/30/16	$11,533	$11,016	$10,678
09/30/17	$12,220	$11,671	$10,685
09/30/18	$12,186	$11,639	$10,556
09/30/19	$12,660	$12,091	$11,642
09/30/20	$13,226	$12,632	$12,456
09/30/21	$14,435	$13,787	$12,344
09/30/22	$13,925	$13,300	$10,542
09/30/23	$14,667	$14,009	$10,610
09/30/24	$16,136	$15,412	$11,837

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund
Without Load	10.01%	4.97%	4.99%
With Load	5.04%	4.01%	4.50%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
90.2%
U.S. Treasury Obligations
7.6%
Collateral for Securities Loaned
3.0%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Collateral for Securities Loaned	3.0%
U.S. Treasury Obligations	7.6%
Fixed Income	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	17.7%
BlackRock High Yield Portfolio, Institutional Class	12.2%
PIMCO High Yield Fund, Institutional Class	12.2%
PGIM High Yield Fund, Class Z	9.6%
BlackRock Floating Rate Income Portfolio, Institutional Class	7.3%
JPMorgan High Yield Fund, Class I	6.1%
Invesco Senior Loan ETF	5.5%
Goldman Sachs High Yield Floating Rate Fund, Institutional Class	5.4%
SPDR Blackstone Senior Loan ETF	5.4%
iShares Broad USD High Yield Corporate Bond ETF	4.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Income Fund - Class A (CPATX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPATX

Counterpoint Tactical Income Fund

Class C (CPCTX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.44%

How did the Fund perform during the reporting period?

After a “risk-on” signal early in the fiscal year, the Fund spent the vast majority of its tenth fiscal year invested in high yield and floating rate bonds. As a result, the Fund continued to earn returns analogous to an even split between those two asset classes. In past years, a typical “risk-on” position for the Fund had consisted of 100% investment in high yield bonds. However, given that a key driver of downside in fixed income markets had been rising interest rates and inflation, the Advisor sought to minimize interest rate risk within the high yield portfolio by including floating rate funds alongside high yield. Over the year, the Fund slightly trailed the returns of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s underperformance largely came from its lower duration exposure, versus a sharp drop in interest rates at the end of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Income Fund
Bloomberg U.S. Aggregate Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$15,023
$11,837
Dec-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Counterpoint Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Sep-2015	$10,172	$10,151
Sep-2016	$11,402	$10,678
Sep-2017	$11,989	$10,685
Sep-2018	$11,866	$10,556
Sep-2019	$12,235	$11,642
Sep-2020	$12,691	$12,456
Sep-2021	$13,745	$12,344
Sep-2022	$13,159	$10,542
Sep-2023	$13,759	$10,610
Sep-2024	$15,023	$11,837

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund	9.19%	4.19%	4.23%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Collateral for Securities Loaned	3.0%
U.S. Treasury Obligations	7.6%
Fixed Income	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	17.7%
BlackRock High Yield Portfolio, Institutional Class	12.2%
PIMCO High Yield Fund, Institutional Class	12.2%
PGIM High Yield Fund, Class Z	9.6%
BlackRock Floating Rate Income Portfolio, Institutional Class	7.3%
JPMorgan High Yield Fund, Class I	6.1%
Invesco Senior Loan ETF	5.5%
Goldman Sachs High Yield Floating Rate Fund, Institutional Class	5.4%
SPDR Blackstone Senior Loan ETF	5.4%
iShares Broad USD High Yield Corporate Bond ETF	4.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Income Fund - Class C (CPCTX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPCTX

Counterpoint Tactical Income Fund

Class I (CPITX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$151	1.44%

How did the Fund perform during the reporting period?

After a “risk-on” signal early in the fiscal year, the Fund spent the vast majority of its tenth fiscal year invested in high yield and floating rate bonds. As a result, the Fund continued to earn returns analogous to an even split between those two asset classes. In past years, a typical “risk-on” position for the Fund had consisted of 100% investment in high yield bonds. However, given that a key driver of downside in fixed income markets had been rising interest rates and inflation, the Advisor sought to minimize interest rate risk within the high yield portfolio by including floating rate funds alongside high yield. Over the year, the Fund slightly trailed the returns of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s underperformance largely came from its lower duration exposure, versus a sharp drop in interest rates at the end of 2024.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Counterpoint Tactical Income Fund
Bloomberg U.S. Aggregate Bond Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$165,037
$118,372
12/04/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Counterpoint Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
12/04/14	$100,000	$100,000
09/30/15	$102,382	$101,507
09/30/16	$115,737	$106,777
09/30/17	$122,999	$106,855
09/30/18	$122,907	$105,555
09/30/19	$127,983	$116,424
09/30/20	$134,166	$124,555
09/30/21	$146,664	$123,440
09/30/22	$141,806	$105,419
09/30/23	$149,762	$106,098
09/30/24	$165,037	$118,372

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund	10.20%	5.22%	5.23%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Collateral for Securities Loaned	3.0%
U.S. Treasury Obligations	7.6%
Fixed Income	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	17.7%
BlackRock High Yield Portfolio, Institutional Class	12.2%
PIMCO High Yield Fund, Institutional Class	12.2%
PGIM High Yield Fund, Class Z	9.6%
BlackRock Floating Rate Income Portfolio, Institutional Class	7.3%
JPMorgan High Yield Fund, Class I	6.1%
Invesco Senior Loan ETF	5.5%
Goldman Sachs High Yield Floating Rate Fund, Institutional Class	5.4%
SPDR Blackstone Senior Loan ETF	5.4%
iShares Broad USD High Yield Corporate Bond ETF	4.7%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Income Fund - Class I (CPITX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPITX

Counterpoint Tactical Municipal Fund

Class A (TMNAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%

How did the Fund perform during the reporting period?

The Fund spent the bulk of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  This contrasts with a “risk-off” position, that would be described as being fully invested in municipal cash funds, with the portfolio targeting zero exposure to credit risks. A “risk-on” signal, received early in the fiscal year, enabled the Fund to largely track alongside high yield municipal markets for much of the year. Positioning in higher yielding municipal bonds vs. the benchmark resulted outperformance vs. the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Municipal Fund
Counterpoint Tactical Municipal Fund - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,938
$12,357
$11,630
06/11/18
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Counterpoint Tactical Municipal Fund	Counterpoint Tactical Municipal Fund - with load	Bloomberg Municipal Bond Index
06/11/18	$10,000	$9,551	$10,000
09/30/18	$10,077	$9,625	$10,001
09/30/19	$10,795	$10,311	$10,856
09/30/20	$11,159	$10,658	$11,300
09/30/21	$11,842	$11,311	$11,597
09/30/22	$11,614	$11,092	$10,264
09/30/23	$11,516	$10,999	$10,537
09/30/24	$12,938	$12,357	$11,630

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund
Without Load	12.35%	3.69%	4.17%
With Load	7.26%	2.74%	3.41%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
98.5%
Collateral for Securities Loaned
1.9%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	1.9%
Fixed Income	98.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American High-Income Municipal Bond Fund, Class F-3	28.7%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	24.3%
VanEck High Yield Muni ETF	21.9%
Delaware National High-Yield Municipal Bond Fund, Institutional Class	6.0%
PGIM Muni High Income Fund, Class Z	5.7%
American Century High-Yield Municipal Fund, Class I	5.4%
Nuveen High Yield Municipal Bond Fund, Class I	4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.4%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Municipal Fund - Class A (TMNAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TMNAX

Counterpoint Tactical Municipal Fund

Class C (TMNCX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.97%

How did the Fund perform during the reporting period?

The Fund spent the bulk of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  This contrasts with a “risk-off” position, that would be described as being fully invested in municipal cash funds, with the portfolio targeting zero exposure to credit risks. A “risk-on” signal, received early in the fiscal year, enabled the Fund to largely track alongside high yield municipal markets for much of the year. Positioning in higher yielding municipal bonds vs. the benchmark resulted outperformance vs. the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,329
$11,630
Jun-2018
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Counterpoint Tactical Municipal Fund	Bloomberg Municipal Bond Index
Jun-2018	$10,000	$10,000
Sep-2018	$10,046	$10,001
Sep-2019	$10,689	$10,856
Sep-2020	$10,961	$11,300
Sep-2021	$11,544	$11,597
Sep-2022	$11,232	$10,264
Sep-2023	$11,056	$10,537
Sep-2024	$12,329	$11,630

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	11.51%	2.90%	3.38%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	1.9%
Fixed Income	98.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American High-Income Municipal Bond Fund, Class F-3	28.7%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	24.3%
VanEck High Yield Muni ETF	21.9%
Delaware National High-Yield Municipal Bond Fund, Institutional Class	6.0%
PGIM Muni High Income Fund, Class Z	5.7%
American Century High-Yield Municipal Fund, Class I	5.4%
Nuveen High Yield Municipal Bond Fund, Class I	4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.4%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Municipal Fund - Class C (TMNCX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TMNCX

Counterpoint Tactical Municipal Fund

Class I (TMNIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

How did the Fund perform during the reporting period?

The Fund spent the bulk of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  This contrasts with a “risk-off” position, that would be described as being fully invested in municipal cash funds, with the portfolio targeting zero exposure to credit risks. A “risk-on” signal, received early in the fiscal year, enabled the Fund to largely track alongside high yield municipal markets for much of the year. Positioning in higher yielding municipal bonds vs. the benchmark resulted outperformance vs. the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Municipal Fund
Bloomberg Municipal Bond Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$131,306
$116,300
06/11/18
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Counterpoint Tactical Municipal Fund	Bloomberg Municipal Bond Index
06/11/18	$100,000	$100,000
09/30/18	$100,830	$100,011
09/30/19	$108,277	$108,563
09/30/20	$112,171	$113,005
09/30/21	$119,333	$115,975
09/30/22	$117,205	$102,637
09/30/23	$116,732	$105,371
09/30/24	$131,306	$116,300

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	12.49%	3.93%	4.42%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	1.9%
Fixed Income	98.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American High-Income Municipal Bond Fund, Class F-3	28.7%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	24.3%
VanEck High Yield Muni ETF	21.9%
Delaware National High-Yield Municipal Bond Fund, Institutional Class	6.0%
PGIM Muni High Income Fund, Class Z	5.7%
American Century High-Yield Municipal Fund, Class I	5.4%
Nuveen High Yield Municipal Bond Fund, Class I	4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.4%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Tactical Municipal Fund - Class I (TMNIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TMNIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$54,500
2023	$52,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$12,000
2023	$12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Annual Financial Statements
September 30, 2024

1-844-273-8637

www.counterpointfunds.com

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 17.6%
	FIXED INCOME - 17.6%
340,000	Counterpoint High Yield Trend ETF(a)			$7,540,724
4,623,532	Invesco Senior Loan ETF(a)			97,140,408
2,200,129	iShares Broad USD High Yield Corporate Bond ETF(a)			82,834,857
308,008	iShares iBoxx High Yield Corporate Bond ETF(a)			24,733,042
100,000	PGIM Active High Yield Bond ETF			3,580,270
2,292,849	SPDR Blackstone Senior Loan ETF(a)			95,749,374
	TOTAL EXCHANGE-TRADED FUNDS (Cost $306,168,601)			311,578,675

	OPEN END FUNDS — 72.6%
	FIXED INCOME - 72.6%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			129,416,488
29,896,366	BlackRock High Yield Portfolio, Institutional Class			216,150,728
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I			312,901,191
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			96,188,195
16,367,612	JPMorgan High Yield Fund, Class I			108,189,916
1,808	Lord Abbett Floating Rate Fund, Class I			14,735
1,000	Lord Abbett High Yield Fund, Class I			6,520
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I			5,270
1,000	Nuveen High Yield Fund, Institutional Class			8,900
34,751,949	PGIM High Yield Fund, Class Z			169,937,028
26,458,745	PIMCO High Yield Fund, Institutional Class			215,638,775
4,109,371	Transamerica High Yield Bond, Class I			33,984,496
	TOTAL OPEN END FUNDS (Cost $1,222,357,731)			1,282,442,242

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.6%
	U.S. TREASURY BILLS — 7.6%
25,000,000	United States Treasury Bill(a),(b)	5.170	10/01/24	25,000,000
25,000,000	United States Treasury Bill(b)	4.980	10/24/24	24,924,771

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.6% (Continued)
	U.S. TREASURY BILLS — 7.6% (Continued)
25,000,000	United States Treasury Bill(a),(b)	4.755	11/05/24	$24,886,809
35,000,000	United States Treasury Bill(a),(b)	4.700	11/19/24	34,781,552
25,000,000	United States Treasury Bill(a),(b)	4.970	12/05/24	24,796,333
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $134,339,872)			134,389,465

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED - 3.0%
10,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.96%(c),(d)			10,000,000
34,015,243	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.96%(c),(d)			34,015,243
10,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.94%(c),(d)			10,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $54,015,243)			54,015,243

	TOTAL INVESTMENTS – 100.8% (Cost $1,716,881,447)			$1,782,425,625
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(14,292,279)
	NET ASSETS - 100.0%			$1,768,133,346

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $126,130,330.

(b)	Zero coupon bond. Rate shown is discount rate.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a fair value of $54,015,243 at September 30, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $74,763,855.

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Fair Value *	Appreciation
CDX North American High Yield Index Version 1, Series 43 **	Wells Fargo	Quarterly	Sell	5.00%	12/20/2029	$122,900,000	$8,977,440	$9,074,295	$96,855

*	Includes interest receivable.

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=6e7e4129e9a84b43b21292868d7756d1

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5%
	ADVERTISING & MARKETING - 0.2%
13,879	QuinStreet, Inc.(a)	$265,505
1,977	Trade Desk, Inc. (The), Class A(a)	216,778
		482,283
	AEROSPACE & DEFENSE - 0.5%
4,146	Ducommun, Inc.(a)	272,931
2,542	Howmet Aerospace, Inc.	254,836
9,029	Leonardo DRS, Inc.(a)(b)	254,798
134	TransDigm Group, Inc.	191,235
		973,800
	APPAREL & TEXTILE PRODUCTS - 0.4%
45,903	Figs, Inc.(a)	313,977
4,813	PVH Corporation	485,294
		799,271
	ASSET MANAGEMENT - 0.2%
25,872	FTAI Infrastructure, Inc.	242,162
534	Icahn Enterprises, L.P.	7,220
9,386	Robinhood Markets, Inc.(a)	219,820
		469,202
	AUTOMOTIVE - 0.8%
12,327	Adient PLC(a)	278,220
2,387	Autoliv, Inc.	222,874
21,769	Ford Motor Company	229,881
11,252	General Motors Company	504,539
28,710	Goodyear Tire & Rubber Company (The)(a)(b)	254,084
		1,489,598
	BANKING - 0.2%
9,355	Central Pacific Financial Corporation	276,066
17,638	New York Community Bancorp, Inc.	198,075
		474,141
	BEVERAGES - 0.1%
43,874	Duckhorn Portfolio, Inc. (The)(a)	254,908

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	BIOTECH & PHARMA - 0.1%
207	Eli Lilly & Company	$183,390

	CHEMICALS - 1.0%
3,137	Albemarle Corporation	297,105
13,709	Axalta Coating Systems Ltd.(a)	496,129
2,010	Hawkins, Inc.	256,215
43,589	Perimeter Solutions S.A.(a)	586,271
30,071	Rayonier Advanced Materials, Inc.(a)	257,408
		1,893,128
	COMMERCIAL SUPPORT SERVICES - 0.8%
4,325	Brink’s Company (The)	500,143
1,021	Clean Harbors, Inc.(a)	246,786
46,132	Enviri Corporation(a)	477,005
43,167	Legalzoom.com, Inc.(a)	274,110
		1,498,044
	CONSTRUCTION MATERIALS - 0.1%
1,616	Advanced Drainage Systems, Inc.	253,971

	CONSUMER SERVICES - 0.4%
35,807	Coursera, Inc.(a)	284,308
14,620	Upbound Group, Inc.(b)	467,693
		752,001
	E-COMMERCE DISCRETIONARY - 0.2%
88,954	Leslie’s, Inc.(a)	281,095
94	MercadoLibre, Inc.(a)	192,884
		473,979
	ELECTRIC UTILITIES - 0.7%
43,653	Hawaiian Electric Industries, Inc.(a)	422,561
5,182	NRG Energy, Inc.	472,080
4,784	Vistra Corporation	567,096
		1,461,737
	ELECTRICAL EQUIPMENT - 0.6%
5,704	API Group Corporation(a)	188,346
4,549	BWX Technologies, Inc.	494,476

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.6% (Continued)
2,632	Itron, Inc.(a)	$281,124
2,036	Vertiv Holdings Company	202,562
		1,166,508
	ENGINEERING & CONSTRUCTION - 0.5%
5,233	Frontdoor, Inc.(a)	251,132
4,456	Primoris Services Corporation	258,804
19,471	Tutor Perini Corporation(a)	528,833
		1,038,769
	ENTERTAINMENT CONTENT - 0.1%
1,999	AppLovin Corporation, Class A(a)	260,969

	FOOD - 0.9%
7,821	BellRing Brands, Inc.(a)	474,891
67,423	Hain Celestial Group, Inc. (The)(a)	581,860
63,235	Herbalife Ltd.(a)	454,660
2,185	Post Holdings, Inc.(a)	252,914
		1,764,325
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
3,119	Sylvamo Corporation(b)	267,766

	GAS & WATER UTILITIES - 0.1%
10,576	Aris Water Solutions, Inc., Class A	178,417

	HEALTH CARE FACILITIES & SERVICES - 2.3%
121,185	agilon health, Inc.(a)(b)	476,256
50,124	Aveanna Healthcare Holdings, Inc.(a)	260,645
92,244	Clover Health Investments Corporation(a)	260,128
49,459	Community Health Systems, Inc.(a)	300,216
2,729	Encompass Health Corporation(b)	263,731
7,424	GeneDx Holdings Corporation(a)	315,075
654	HCA Healthcare, Inc.	265,805
676	ICON PLC(a)	194,222
29,632	Owens & Minor, Inc.(a)	464,926
14,797	Progyny, Inc.(a)	247,998

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.3% (Continued)
34,314	Teladoc Health, Inc.(a)	$315,003
3,059	Tenet Healthcare Corporation(a)	508,405
2,035	Universal Health Services, Inc., Class B	466,035
		4,338,445
	HOME & OFFICE PRODUCTS - 0.4%
8,803	MillerKnoll, Inc.	217,962
39,530	Steelcase, Inc., Class A(b)	533,260
		751,222
	HOME CONSTRUCTION - 1.3%
1,981	Armstrong World Industries, Inc.	260,363
5,673	Dream Finders Homes, Inc.(a)	205,419
6,791	Griffon Corporation	475,371
13,761	Interface, Inc.	261,046
1,641	M/I Homes, Inc.(a)	281,202
15,452	Masterbrand, Inc.(a)	286,480
3,944	Taylor Morrison Home Corporation(a)	277,105
1,876	Toll Brothers, Inc.	289,823
5,836	Tri Pointe Homes, Inc.(a)	264,429
		2,601,238
	HOUSEHOLD PRODUCTS - 0.3%
2,536	Estee Lauder Companies, Inc. (The), Class A	252,814
2,893	Spectrum Brands Holdings, Inc.	275,240
		528,054
	INDUSTRIAL SUPPORT SERVICES - 0.2%
23,977	Resideo Technologies, Inc.(a)	482,897

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
8,400	Virtu Financial, Inc., Class A	255,864

	INSURANCE - 1.2%
3,198	Assured Guaranty Ltd.	254,305
14,346	CNO Financial Group, Inc.	503,544
36,371	Genworth Financial, Inc., Class A(a)	249,141
5,001	Jackson Financial, Inc., Class A	456,241

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	INSURANCE - 1.2% (Continued)
4,016	Mercury General Corporation	$252,928
6,382	NMI Holdings, Inc.(a)	262,875
11,810	Universal Insurance Holdings, Inc.	261,710
		2,240,744
	INTERNET MEDIA & SERVICES - 1.2%
7,722	Cargurus, Inc.(a)	231,892
3,335	DoorDash, Inc., Class A(a)	476,005
21,836	EverQuote, Inc.(a)	460,521
22,463	Lyft, Inc.(a)	286,403
5,702	Maplebear, Inc.(a)	232,299
25,974	Snap, Inc., Class A(a)	277,922
17,377	TripAdvisor, Inc.(a)(b)	251,793
		2,216,835
	LEISURE FACILITIES & SERVICES - 1.2%
21,916	Accel Entertainment, Inc.(a)	254,664
55,777	AMC Entertainment Holdings, Inc.(a)	253,785
7,430	Dave & Buster’s Entertainment, Inc.(a)	252,992
19,126	Life Time Group Holdings, Inc.(a)	467,057
2,522	Light & Wonder, Inc.(a)	228,821
5,382	MGM Resorts International(a)	210,382
10,631	Penn Entertainment, Inc.(a)	200,501
25,975	Rush Street Interactive, Inc.(a)	281,829
626	Wingstop, Inc.	260,466
		2,410,497
	LEISURE PRODUCTS - 0.2%
77,508	Peloton Interactive, Inc., Class A(a)	362,737

	MACHINERY - 0.8%
6,287	Enerpac Tool Group Corporation	263,362
2,518	Federal Signal Corporation	235,332
15,303	Gates Industrial Corp PLC(a)	268,568
12,375	Mueller Water Products, Inc.	268,538
2,483	Oshkosh Corporation	248,821

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	MACHINERY - 0.8% (Continued)
34,411	Ranpak Holdings Corporation(a)	$224,704
		1,509,325

	MEDICAL EQUIPMENT & DEVICES - 1.0%
476	ABIOMED, Inc. - CVR(a),(j)	486
51,349	Bioventus, Inc.(a)	613,621
8,899	Castle Biosciences, Inc.(a)	253,799
15,548	Integra LifeSciences Holdings Corporation(a)	282,507
408	Intuitive Surgical, Inc.(a)	200,438
2,032	Lantheus Holdings, Inc.(a)	223,012
29,246	Novocure Ltd.(a)(b)	457,115
		2,030,978

	METALS & MINING - 1.1%
11,502	Alliance Resource Partners, L.P.	287,550
2,751	CONSOL Energy, Inc.	287,892
17,132	Constellium S.E.(a)	278,566
117,375	Ferroglobe PLC	544,620
51,424	IAMGOLD Corporation(a)	268,948
96,943	SSR Mining, Inc.	550,636
		2,218,212

	MORTGAGE FINANCE - 0.2%
37,275	BrightSpire Capital, Inc.	208,740
16,117	MFA Financial, Inc.	205,008
		413,748

	OIL & GAS PRODUCERS - 2.7%
3,771	California Resources Corporation	197,864
7,867	CNX Resources Corporation(a)(b)	256,228
9,991	Coterra Energy, Inc.	239,284
1,140	Diamondback Energy, Inc.	196,536
18,909	EnLink Midstream, LLC	274,370
1,555	Gulfport Energy Corporation(a)(b)	235,349
1,343	Marathon Petroleum Corporation	218,788
565	Murphy USA, Inc.	278,472
6,175	Ovintiv, Inc.	236,564
10,140	Par Pacific Holdings, Inc.(a)	178,464

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	OIL & GAS PRODUCERS - 2.7% (Continued)
8,165	PBF Energy, Inc., Class A	$252,707
3,595	Phillips 66	472,563
28,367	Plains All American Pipeline, L.P.	492,734
26,488	Plains GP Holdings, L.P., Class A	490,027
4,514	Sunoco, L.P.	242,312
3,005	Targa Resources Corporation	444,770
36,536	VAALCO Energy, Inc.	209,717
3,217	Valero Energy Corporation	434,392
		5,351,141
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
24,637	Archrock, Inc.	498,652
6,918	Baker Hughes Company	250,086
43,659	Helix Energy Solutions Group, Inc.(a)	484,615
8,884	Oceaneering International, Inc.(a)	220,945
17,616	TechnipFMC PLC	462,068
		1,916,366
	PUBLISHING & BROADCASTING - 0.4%
52,454	Gannett Company, Inc.(a)	294,791
4,761	New York Times Company (The), Class A	265,045
13,335	Sinclair, Inc.(b)	204,026
		763,862
	REAL ESTATE SERVICES - 0.5%
31,026	Compass, Inc.(a)	189,569
14,491	Cushman & Wakefield PLC(a)	197,512
34,007	Newmark Group, Inc., Class A	528,129
		915,210
	RENEWABLE ENERGY - 0.4%
4,833	REX American Resources Corporation(a)	223,720
22,645	SolarEdge Technologies, Inc.(a)	518,797
		742,517
	RETAIL - CONSUMER STAPLES - 1.1%
37,151	Arko Corporation(b)	260,800
3,250	Five Below, Inc.(a)	287,138
15,276	Hims & Hers Health, Inc.(a)	281,384

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1% (Continued)
11,765	SpartanNash Company	$263,654
4,640	Sprouts Farmers Market, Inc.(a)	512,301
55,293	Walgreens Boots Alliance, Inc.(b)	495,425
		2,100,702
	RETAIL - DISCRETIONARY - 2.2%
1,486	Abercrombie & Fitch Company(a)	207,891
11,505	American Eagle Outfitters, Inc.	257,597
7,419	Bath & Body Works, Inc.	236,814
2,471	BlueLinx Holdings, Inc.(a)	260,493
1,139	Builders FirstSource, Inc.(a)	220,807
865	Burlington Stores, Inc.(a)	227,910
983	Dick’s Sporting Goods, Inc.(b)	205,152
10,152	Foot Locker, Inc.	262,328
19,760	Gap, Inc. (The)	435,709
152,386	Hertz Global Holdings, Inc.(a)(b)	502,875
24,200	National Vision Holdings, Inc.(a)	264,022
58,451	Petco Health & Wellness Company, Inc.(a)	265,952
1,342	Ross Stores, Inc.	201,984
3,145	Signet Jewelers Ltd.(b)	324,375
11,064	Zumiez, Inc.(a)	235,663
		4,109,572
	SEMICONDUCTORS - 2.0%
14,081	Alpha & Omega Semiconductor Ltd.(a)	522,687
1,251	Applied Materials, Inc.(b)	252,765
3,526	Cirrus Logic, Inc.(a)(b)	437,964
1,489	Impinj, Inc.(a)(b)	322,398
291	KLA Corporation	225,353
262	Lam Research Corporation	213,813
19,901	MaxLinear, Inc., A(a)	288,166
266	Monolithic Power Systems, Inc.	245,917
1,092	Onto Innovation, Inc.(a)	226,656
2,305	Qorvo, Inc.(a)	238,107
6,404	Rambus, Inc.(a)	270,377
5,065	Semtech Corporation(a)	231,268

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
11,551	Ultra Clean Holdings, Inc.(a)	$461,231
		3,936,702
	SOFTWARE - 4.9%
10,529	ACI Worldwide, Inc.(a)	535,926
41,189	Bumble, Inc., Class A(a)	262,786
33,204	Cellebrite DI Ltd.(a)	559,155
8,545	Clear Secure, Inc.	283,181
32,873	Cognyte Software Ltd.(a)	223,208
3,102	CommVault Systems, Inc.(a)	477,243
3,921	Datadog, Inc., Class A(a)	451,150
879	Duolingo, Inc.(a)	247,896
17,475	Five9, Inc.(a)	502,057
1,750	Monday.com Ltd.(a)	486,098
4,503	Nutanix, Inc., Class A(a)	266,803
46,698	Olo, Inc.(a)	231,622
24,598	Oscar Health, Inc. - Class A(a)	521,724
13,640	Palantir Technologies, Inc., Class A(a)(b)	507,408
10,639	Paymentus Holdings, Inc.(a)	212,993
17,466	PubMatic, Inc., Class A(a)	259,719
3,830	Samsara, Inc., Class A(a)	184,300
34,796	SEMrush Holdings, Inc.(a)	546,645
2,677	Shopify, Inc., Class A(a)	214,535
1,997	Snowflake, Inc.(a)	229,375
386	Synopsys, Inc.(a)	195,467
20,568	UiPath, Inc., Class A(a)	263,270
46,925	Vimeo, Inc.(a)	236,971
34,937	VTEX(a)	259,931
18,014	Weave Communications, Inc.(a)	230,579
2,896	Wix.com Ltd.(a)	484,124
9,984	Zeta Global Holdings Corporation(a)	297,823
26,456	ZoomInfo Technologies, Inc.(a)	273,026
		9,445,015
	SPECIALTY FINANCE - 1.7%
2,758	AerCap Holdings N.V.	261,238

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	SPECIALTY FINANCE - 1.7% (Continued)
7,157	Enact Holdings, Inc.	$260,014
2,280	FTAI Aviation Ltd.	303,012
4,849	LendingTree, Inc.(a)	281,387
10,203	MGIC Investment Corporation	261,197
2,557	Mr. Cooper Group, Inc.(a)	235,704
20,682	NerdWallet, Inc.(a)(b)	262,868
24,686	Rocket Companies, Inc.(a)	473,724
21,547	SLM Corporation	492,780
29,479	UWM Holdings Corporation	251,161
		3,083,085
	STEEL - 1.1%
7,506	ATI, Inc.(a)	502,226
3,096	Carpenter Technology Corporation(b)	494,060
22,935	Mechel PJSC - ADR(a),(j)	—
1,660	Nucor Corporation	249,564
26,145	Ryerson Holding Corporation	520,548
2,046	Steel Dynamics, Inc.	257,960
		2,024,358
	TECHNOLOGY HARDWARE - 2.3%
494	Arista Networks, Inc.(a)	189,607
19,659	Arlo Technologies, Inc.(a)	238,070
66,833	CommScope Holding Company, Inc.(a)	408,350
7,841	Credo Technology Group Holding Ltd.(a)	241,503
2,300	Dell Technologies, Inc., Class C(b)	272,642
18,620	Extreme Networks, Inc.(a)	279,859
972	Fabrinet(a)	229,820
16,189	Flex Ltd.(a)	541,197
1,854	NetApp, Inc.	228,988
73,924	Pitney Bowes, Inc.	527,078
4,709	Seagate Technology Holdings PLC(b)	515,777
20,770	Sonos, Inc.(a)(b)	255,263
26,888	TTM Technologies, Inc.(a)	490,706
		4,418,860

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	TECHNOLOGY SERVICES - 1.6%
137,286	Conduent, Inc.(a)	$553,262
57,883	Dlocal Ltd./Uruguay(a)	463,064
22,156	Green Dot Corporation, Class A(a)	259,447
9,711	Kyndryl Holdings, Inc.(a)	223,159
10,259	LiveRamp Holdings, Inc.(a)	254,218
21,834	Pagaya Technologies Ltd.(a)(b)	230,785
2,610	Parsons Corporation(a)(b)	270,605
12,877	Paysafe Ltd.(a)(b)	288,831
80,867	Sabre Corporation(a)	296,782
71,144	TELUS International CDA, Inc.(a)	278,173
		3,118,326
	TELECOMMUNICATIONS - 0.4%
43,091	Lumen Technologies, Inc.(a)	305,946
22,767	Telephone and Data Systems, Inc.	529,333
		835,279
	TOBACCO & CANNABIS - 0.1%
6,249	Turning Point Brands, Inc.	269,644

	TRANSPORTATION & LOGISTICS - 1.8%
6,367	Bristow Group, Inc.(a)	220,871
8,732	Forward Air Corporation(b)	309,113
7,349	Golar LNG Ltd.	270,149
20,150	Golden Ocean Group Ltd.	269,607
1,853	Matson, Inc.	264,275
5,250	Navios Maritime Partners, L.P.	328,808
1,401	Ryder System, Inc.	204,266
48,472	Safe Bulkers, Inc.	251,085
6,462	SkyWest, Inc.(a)	549,399
3,595	United Airlines Holdings, Inc.(a)	205,131
24,539	ZIM Integrated Shipping Services Ltd.(b)	629,671
		3,502,375
	TRANSPORTATION EQUIPMENT - 0.3%
5,708	Allison Transmission Holdings, Inc.	548,368

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares				Fair Value
	COMMON STOCKS — 44.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.4%
29,772	United Natural Foods, Inc.(a)			$500,765
3,593	US Foods Holding Corporation(a)			220,970
				721,735
	WHOLESALE - DISCRETIONARY - 0.1%
9,491	G-III Apparel Group Ltd.(a)			289,665

	TOTAL COMMON STOCKS (Cost $79,128,731)			86,589,785

	EXCHANGE-TRADED FUNDS — 12.5%
	EQUITY - 12.5%
723,276	Counterpoint Quantitative Equity ETF(b),(c)			24,242,186
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,741,087)

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 28.6%
	U.S. TREASURY BILLS — 28.6%
10,000,000	United States Treasury Bill(d),(i)	5.150	10/10/24	9,988,381
7,500,000	United States Treasury Bill(b),(d)	4.700	10/29/24	7,472,394
15,000,000	United States Treasury Bill(d)	4.920	10/31/24	14,941,622
7,500,000	United States Treasury Bill(d)	4.620	11/07/24	7,463,965
7,500,000	United States Treasury Bill(d),(i)	4.720	11/21/24	7,450,905
1,000,000	United States Treasury Bill(d)	4.685	11/29/24	992,353
7,500,000	United States Treasury Bill(d)	4.430	01/28/25	7,389,700
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,680,377)			55,699,320

Shares
SHORT-TERM INVESTMENTS — 10.7%
COLLATERAL FOR SECURITIES LOANED - 3.1%
1,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.96%(e),(f)	1,000,000

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.7% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 3.1% (Continued)
3,998,092	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.96%(e),(f)	$3,998,092
1,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.94%(e),(f)	1,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,998,092)	5,998,092

	MONEY MARKET FUNDS – 7.6%
14,817,509	Fidelity Treasury Portfolio, Class I, 4.85% (Cost $14,817,509)(f)	14,817,509

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,815,601)	20,815,601

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
268	S&P500 E-Mini Future	Goldman Sachs	12/20/2024	$5,400	$77,910,950	$820,750
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $881,050)

	TOTAL INVESTMENTS – 96.7% (Cost $177,246,846)					$188,167,642
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%					6,328,314
	NET ASSETS - 100.0%					$194,495,956

OPEN FUTURES CONTRACTS
Number of Contracts	Description	Counterparty	Long/Short	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
183	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	Long	12/23/2024	$53,200,388	$1,031,020
	TOTAL FUTURES CONTRACTS

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

ADR	- American Depositary Receipt

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $13,922,195.

(c)	Affiliated investment.

(d)	Zero coupon bond. Discount rate shown.

(e)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a fair value of $5,998,092 at September 30, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $8,132,933.

(f)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(g)	Each contract is equivalent to one futures contract.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(i)	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2024, the fair value of the pledged portion is 17,439,286.

(j)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

TOTAL RETURN SWAPS
Description/Received	Payment Frequency	Currency	Rate Paid*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan International Long Index Basket**	Maturity	USD	OBFR + 0.45%	JP Morgan	626,420	8/12/2025	$63,222,845	$—	$1,818,907
JP Morgan International Long Index Basket 2**	Maturity	USD	OBFR + 0.46%	JP Morgan	507,530	8/12/2025	52,010,108	—	3,415,006
JP Morgan International Long/Short Index Basket **	Maturity	USD	OBFR + 1.12%	JP Morgan	175,000	8/12/2025	17,843,467	—	(300,364)
JP Morgan U.S. Long/Short Index Basket **	Maturity	USD	OBFR + 1.39%	JP Morgan	128,000	8/12/2025	12,755,216	—	422,512
SPDR S&P 500 ETF	Monthly	USD	OBFR + 0.40%	JP Morgan	141,261	12/4/2026	68,224,976	—	12,985,172
									18,341,233

Description/Paid	Payment Frequency	Currency	Rate Received*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan International Short Index Basket**	Maturity	USD	OBFR - 0.52%	JP Morgan	682,360	8/12/2025	66,108,030	—	(2,964,847)
JP Morgan International Short Index Basket 2**	Maturity	USD	OBFR - 0.85%	JP Morgan	523,838	8/12/2025	51,085,297	—	(1,784,312)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.87%	JP Morgan	406,485	8/12/2025	40,521,254	—	(100,142)
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.93%	JP Morgan	390,626	8/12/2025	39,090,756	—	340,361
									$(4,508,940)

									$13,832,293

OBFR - Overnight Bank Funding Rate

*	Rate shown is the all in weighted rate as of September 30, 2024.

**	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 21.8%
	FIXED INCOME - 21.8%
1,246,705	VanEck High Yield Muni ETF(a)	$66,162,634
	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,203,646)

	OPEN END FUNDS — 76.7%
	FIXED INCOME - 76.7%
1,809,200	American Century High-Yield Municipal Fund, Class I	16,391,349
5,550,794	American High-Income Municipal Bond Fund, Class F-3	86,814,425
723	BlackRock High Yield Municipal Fund, Institutional Class	6,723
1,724,673	Delaware National High-Yield Municipal Bond Fund, Institutional Class	18,247,044
58,817	Eaton Vance High Yield Municipal Income Fund, Class I	495,237
53,077	Franklin High Yield Tax-Free Income Fund, Advisor Class	487,245
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class	1,047,514
68,169	Invesco AMT-Free Municipal Fund, Class Y	475,823
12,077	Invesco High Yield Municipal Fund, Class Y	106,280
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y	1,020,438
984	MainStay MacKay High Yield Municipal Bond Fund, Class I	11,983
982,427	Nuveen High Yield Municipal Bond Fund, Class I	14,844,476
1,801,820	PGIM Muni High Income Fund, Class Z	17,387,566
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,045,673
6,473,925	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	73,673,266
	TOTAL OPEN END FUNDS (Cost $214,267,798)	232,055,042

	SHORT-TERM INVESTMENTS — 1.9%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
500,000	BlackRock Liquidity FedFund, Institutional Class, 4.96%(b),(c)	500,000
4,680,335	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.96%(b),(c)	4,680,335

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 1.9% (Continued)
500,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.94%(b),(c)	$500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,680,335)	5,680,335

	TOTAL INVESTMENTS – 100.4% (Cost $284,151,779)	$303,898,011
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(1,069,539)
	NET ASSETS - 100.0%	$302,828,472

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $5,567,043.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $5,680,335 at September 30, 2024.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

		Counterpoint		Counterpoint
	Counterpoint Tactical	Tactical Equity		Tactical Municipal
	Income Fund	Fund		Fund
ASSETS
Investment securities:
Affiliated investments at cost	$7,415,147	$20,741,087		$—
Unaffiliated investments at cost	1,709,466,300	156,505,759		284,151,779
Total investments at cost	$1,716,881,447	$177,246,846		$284,151,779
Affiliated investments at fair value	$7,540,724	$24,242,186		$—
Unaffiliated investments at fair value *	1,774,884,901	163,925,456		303,898,011
Total investments at value	$1,782,425,625	$188,167,642		$303,898,011
Cash	19,122,773	2,500,000		3,685,985
Cash held for collateral at broker (a)	6,990,553	2,429,667		241,220
Premiums paid on open swap contracts	8,977,440	—		—
Dividends and interest receivable	6,633,458	92,959		720,234
Receivable for Fund shares sold	2,479,700	440,314		315,074
Unrealized appreciation on credit default swap	96,855	—		—
Unrealized appreciation on futures contracts	—	1,031,020		—
Unrealized appreciation on total return swaps	—	13,832,293		—
Prepaid expenses and other assets	99,413	69,166		47,138
TOTAL ASSETS	1,826,825,817	208,563,061		308,907,662

LIABILITIES
Securities lending collateral	54,015,243	5,998,092		5,680,335
Investment advisory fees payable	1,781,457	213,274		171,157
Payable for Fund shares redeemed	1,560,406	402,272		147,554
Payable for securities purchased	1,009,360	7,406,813		—
Payable to related parties	139,104	15,896		22,343
Distribution (12b-1) fees payable	78,085	4,980		4,827
Accrued expenses and other liabilities	108,816	25,778		52,974
TOTAL LIABILITIES	58,692,471	14,067,105		6,079,190
NET ASSETS	$1,768,133,346	$194,495,956		$302,828,472

NET ASSETS CONSIST OF:
Paid in capital	$1,725,310,487	$163,827,638		$290,605,626
Accumulated earnings	$42,822,859	$30,668,318		$12,222,846
NET ASSETS	$1,768,133,346	$194,495,956		$302,828,472

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$94,661,743	$16,205,457		$12,646,447
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,277,282	769,087		1,145,071
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.44	$21.07		$11.04
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.98	$22.36		$11.56

Class C Shares:
Net Assets	$73,442,091	$1,770,091		$2,929,747
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,466,819	89,551		269,221
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.36	$19.77	(b)	$10.88

Class I Shares:
Net Assets	$1,600,029,512	$176,520,408		$287,252,278
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	140,094,525	8,205,483		25,965,334
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.42	$21.51		$11.06

*	Includes Securities Loaned $126,130,330; $13,922,195; $5,567,043

(a)	Represents collateral for futures contracts, options purchased, and swaps.

(b)	The NAV and offering price shown above differs from the traded NAV on September 30, 2024 due to financial statement rounding and or financial statement adjustments.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $2,368 and $0, respectively)	$98,217,070	$589,464	$9,632,933
Dividends - Affiliated Investments	103,333	3,616	—
Interest	9,032,082	1,999,177	963,355
Securities lending income	63,207	13,064	15,036
TOTAL INVESTMENT INCOME	107,415,692	2,605,321	10,611,324

EXPENSES
Investment advisory fees	18,807,746	1,365,188	1,797,174
Distribution (12b-1) fees:
Class A	237,921	24,476	22,551
Class C	637,872	12,458	19,455
Third party administrative servicing fees	788,428	44,628	126,652
Administrative services fees	686,570	91,454	139,530
Transfer agent fees	578,495	76,548	84,303
Accounting services fees	206,350	19,959	40,336
Custodian fees	202,205	55,590	42,959
Registration fees	185,223	50,110	69,894
Printing and postage expenses	122,001	15,472	15,944
Compliance officer fees	41,435	14,002	16,988
Insurance expense	22,001	3,001	8,000
Audit fees	21,486	20,486	22,086
Trustees’ fees and expenses	19,468	17,491	17,991
Legal fees	17,472	20,972	17,972
Other expenses	33,499	3,972	9,472
TOTAL EXPENSES	22,608,172	1,835,807	2,451,307

Fees recaptured by the Advisor	—	118,758	87,657
Fees waived for affiliated investments	(7,446)	(72,328)	—
TOTAL NET EXPENSES	22,600,726	1,882,237	2,538,964

NET INVESTMENT INCOME	84,814,966	723,084	8,072,360

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	(7,088,428)	7,064,324	(1,317,295)
Net realized gain on affiliated investments	64,997	—	—
Net realized loss on foreign currency transactions	—	(84)	—
Net realized loss on futures contracts	—	(483,635)	(62,378)
Net realized loss on securities sold short	—	(242,561)	—
Net realized gain (loss) on future options purchased	—	(127,945)	674,611
Net realized gain (loss) on swap contracts	10,693,507	(623,592)	—
Net realized loss on swaptions purchased	—	—	(514,000)
Net realized gain on swaptions written	—	—	103,000
	3,670,076	5,586,507	(1,116,062)

Net change in unrealized appreciation on unaffiliated investments	56,870,011	7,047,613	23,726,948
Net change in unrealized appreciation on affiliated investments	125,577	3,501,099	—
Net change in unrealized appreciation on futures contracts	—	2,562,813	—
Net change in unrealized depreciation on future options purchased	—	(35,925)	(700,781)
Net change in unrealized appreciation on securities sold short	—	26,584	—
Net change in unrealized appreciation (depreciation) on swap contracts	(329,451)	11,974,746	—
Net change in unrealized depreciation on swaptions purchased	—	—	(16,783)
Net change in unrealized depreciation on swaptions written	—	—	(16,840)
	56,666,137	25,076,930	22,992,544

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	60,336,213	30,663,437	21,876,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,151,179	$31,386,521	$29,948,842

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment income	$84,814,966	$61,675,997
Net realized gain (loss) on investments and swap contracts	3,670,076	(12,986,335)
Net change in unrealized appreciation on investments and swap contracts	56,666,137	11,190,905
Net increase in net assets resulting from operations	145,151,179	59,880,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(5,287,327)	(4,211,600)
Class C	(3,122,417)	(2,573,577)
Class I	(79,151,469)	(56,390,479)
Net decrease in net assets resulting from distributions to shareholders	(87,561,213)	(63,175,656)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	58,756,766	20,821,911
Class C	29,341,335	19,416,101
Class I	774,166,326	463,252,395
Net asset value of shares issued in reinvestment of distributions:
Class A	5,190,475	4,152,564
Class C	2,782,155	2,166,079
Class I	70,512,174	50,060,901
Payments for shares redeemed:
Class A	(47,491,420)	(25,323,300)
Class C	(16,634,669)	(19,114,798)
Class I	(370,852,150)	(319,027,700)
Net increase in net assets from shares of beneficial interest	505,770,992	196,404,153

TOTAL INCREASE IN NET ASSETS	563,360,958	193,109,064

NET ASSETS
Beginning of Year	1,204,772,388	1,011,663,324
End of Year	$1,768,133,346	$1,204,772,388

SHARE ACTIVITY
Class A:
Shares Sold	5,224,744	1,885,049
Shares Reinvested	461,259	377,015
Shares Redeemed	(4,204,791)	(2,287,807)
Net increase (decrease) in shares of beneficial interest outstanding	1,481,212	(25,743)

Class C:
Shares Sold	2,621,104	1,767,342
Shares Reinvested	248,863	197,883
Shares Redeemed	(1,487,036)	(1,742,544)
Net increase in shares of beneficial interest outstanding	1,382,931	222,681

Class I:
Shares Sold	68,995,376	41,961,909
Shares Reinvested	6,273,032	4,552,415
Shares Redeemed	(33,023,515)	(28,920,631)
Net increase in shares of beneficial interest outstanding	42,244,893	17,593,693

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment income	$723,084	$670,352
Net realized gain on investments, foreign currency transactions, securities sold short, futures contracts swap contracts and options purchased	5,586,507	3,823,674
Net change in unrealized appreciation (depreciation) on investments, futures contracts, future options purchased, securities sold short and swap contracts	25,076,930	(1,369,250)
Net increase in net assets resulting from operations	31,386,521	3,124,776

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(37,272)
Class C	—	(7,623)
Class I	—	(531,395)
Distributions paid:
Class A	(147,292)	(124,811)
Class C	(15,957)	(25,526)
Class I	(1,473,689)	(1,779,467)
Net decrease in net assets resulting from distributions to shareholders	(1,636,938)	(2,506,094)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,170,328	1,852,682
Class C	657,825	107,050
Class I	119,466,356	25,386,467
Net asset value of shares issued in reinvestment of distributions:
Class A	146,389	159,118
Class C	14,776	29,544
Class I	1,203,587	2,043,042
Payments for shares redeemed:
Class A	(1,391,887)	(862,279)
Class C	(306,808)	(105,466)
Class I	(31,293,212)	(37,405,244)
Net increase (decrease) in net assets from shares of beneficial interest	96,667,354	(8,795,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,416,937	(8,176,404)

NET ASSETS
Beginning of Year	68,079,019	76,255,423
End of Year	$194,495,956	$68,079,019

SHARE ACTIVITY
Class A:
Shares Sold	429,026	123,241
Shares Reinvested	9,170	10,200
Shares Redeemed	(76,282)	(56,420)
Net increase in shares of beneficial interest outstanding	361,914	77,021

Class C:
Shares Sold	36,137	7,367
Shares Reinvested	981	2,006
Shares Redeemed	(18,083)	(7,400)
Net increase in shares of beneficial interest outstanding	19,035	1,973

Class I:
Shares Sold	6,056,155	1,604,374
Shares Reinvested	73,959	128,655
Shares Redeemed	(1,626,777)	(2,399,653)
Net increase (decrease) in shares of beneficial interest outstanding	4,503,337	(666,624)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment income	$8,072,360	$6,442,425
Net realized loss on investments, futures contracts, future options purchased, swaptions purchased and swaptions written	(1,116,062)	(5,638,686)
Net change in unrealized appreciation (depreciation) on investments future options purchased, swaptions purchased and swaptions written	22,992,544	(2,281,780)
Net increase (decrease) in net assets resulting from operations	29,948,842	(1,478,041)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(4,168)
Class C	—	(1,373)
Class I	—	(193,227)
Distributions paid:
Class A	(266,404)	(127,649)
Class C	(43,256)	(34,239)
Class I	(7,708,470)	(5,960,214)
Net decrease in net assets resulting from distributions to shareholders	(8,018,130)	(6,320,870)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,574,316	2,039,246
Class C	1,695,188	712,790
Class I	143,994,093	112,072,472
Net asset value of shares issued in reinvestment of distributions:
Class A	253,107	131,635
Class C	39,198	31,200
Class I	6,731,566	4,653,877
Payments for shares redeemed:
Class A	(2,299,825)	(2,979,750)
Class C	(317,690)	(1,749,604)
Class I	(78,059,282)	(80,063,812)
Net increase in net assets from shares of beneficial interest	82,610,671	34,848,054

TOTAL INCREASE IN NET ASSETS	104,541,383	27,049,143

NET ASSETS
Beginning of Year	198,287,089	171,237,946
End of Year	$302,828,472	$198,287,089

SHARE ACTIVITY
Class A:
Shares Sold	991,545	194,745
Shares Reinvested	23,599	12,652
Shares Redeemed	(216,782)	(288,182)
Net increase (decrease) in shares of beneficial interest outstanding	798,362	(80,785)

Class C:
Shares Sold	160,790	68,248
Shares Reinvested	3,711	3,036
Shares Redeemed	(30,590)	(169,656)
Net increase (decrease) in shares of beneficial interest outstanding	133,911	(98,372)

Class I:
Shares Sold	13,621,962	10,689,679
Shares Reinvested	629,271	447,036
Shares Redeemed	(7,365,412)	(7,701,334)
Net increase in shares of beneficial interest outstanding	6,885,821	3,435,381

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of year	$11.00		$11.02		$11.68		$11.04	$10.79
Activity from investment operations:
Net investment income (1)	0.61		0.59		0.26		0.35	0.23
Net realized and unrealized gain (loss) (2)	0.45		(0.01)		(0.67)		0.65	0.25
Total from investment operations	1.06		0.58		(0.41)		1.00	0.48
Less distributions from:
Net investment income	(0.62)		(0.60)		(0.25)		(0.36)	(0.23)
Return of Capital	—		—		(0.00	) (3)	—	—
Net realized gains	—		—		—		—	—
Total distributions	(0.62)		(0.60)		(0.25)		(0.36)	(0.23)
Net asset value, end of year	$11.44		$11.00		$11.02		$11.68	$11.04
Total return (4)	9.91	% (8)	5.43	% (8)	(3.53)%		9.14%	4.47%
Net assets, at end of year (000’s)	$94,662		$74,726		$75,164		$71,948	$66,244
Ratio of gross expenses to average net assets before waiver (5,6)	1.69%		1.72%		1.71%		1.73%	1.78%
Ratio of net expenses to average net assets after waiver (5)	1.69%		1.72%		1.71%		1.73%	1.78%
Ratio of net investment income before waiver to average net assets (5,7)	5.45%		5.38%		2.32%		3.03%	2.12%
Ratio of net investment income after waiver to average net assets (5,7)	5.45%		5.38%		2.32%		3.03%	2.12%
Portfolio Turnover Rate	61%		1%		493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of year	$10.92	$10.95	$11.63		$11.00	$10.76
Activity from investment operations:
Net investment income (1)	0.53	0.50	0.18		0.26	0.15
Net realized and unrealized gain (loss) (2)	0.45	(0.01)	(0.67)		0.65	0.25
Total from investment operations	0.98	0.49	(0.49)		0.91	0.40
Less distributions from:
Net investment income	(0.54)	(0.52)	(0.19)		(0.28)	(0.16)
Return of capital	—	—	(0.00	) (3)	—	—
Net realized gains	—	—	—		—	—
Total distributions	(0.54)	(0.52)	(0.19)		(0.28)	(0.16)
Net asset value, end of year	$11.36	$10.92	$10.95		$11.63	$11.00
Total return (4)	9.19%	4.56%	(4.26)%		8.30%	3.73%
Net assets, at end of year (000’s)	$73,442	$55,541	$53,229		$50,772	$37,748
Ratio of gross expenses to average net assets before waiver (5,6)	2.44%	2.47%	2.46%		2.48%	2.53%
Ratio of net expenses to average net assets after waiver (5)	2.44%	2.47%	2.46%		2.48%	2.53%
Ratio of net investment income before waiver to average net assets (5,7)	4.69%	4.64%	1.56%		2.27%	1.40%
Ratio of net investment income after waiver to average net assets (5,7)	4.69%	4.64%	1.56%		2.27%	1.40%
Portfolio Turnover Rate	61%	1%	493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of year	$10.98	$11.01	$11.67		$11.04	$10.78
Activity from investment operations:
Net investment income (1)	0.64	0.62	0.28		0.37	0.26
Net realized and unrealized gain (loss) (2)	0.45	(0.02)	(0.66)		0.65	0.26
Total from investment operations	1.09	0.60	(0.38)		1.02	0.52
Less distributions from:
Net investment income	(0.65)	(0.63)	(0.28)		(0.39)	(0.26)
Return of capital	—	—	(0.00	) (3)	—	—
Net realized gains	—	—	—		—	—
Total distributions	(0.65)	(0.63)	(0.28)		(0.39)	(0.26)
Net asset value, end of year	$11.42	$10.98	$11.01		$11.67	$11.04
Total return (4)	10.20%	5.61%	(3.31)%		9.32%	4.83%
Net assets, at end of year (000s)	$1,600,030	$1,074,505	$883,270		$769,603	$400,046
Ratio of gross expenses to average net assets before waiver (5,6)	1.44%	1.47%	1.46%		1.48%	1.53%
Ratio of net expenses to average net assets after waiver (5)	1.44%	1.47%	1.46%		1.48%	1.53%
Ratio of net investment income before waiver to average net assets (5,7)	5.69%	5.66%	2.51%		3.23%	2.38%
Ratio of net investment income after waiver to average net assets (5,7)	5.69%	5.66%	2.51%		3.23%	2.38%
Portfolio Turnover Rate	61%	1%	493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$16.02		$15.76		$11.08	$10.30	$12.60
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.11		(0.09)	(0.09)	(0.05)
Net realized and unrealized gain (loss) (2)	5.34		0.63		4.77	0.87	(2.25)
Total from investment operations	5.41		0.74		4.68	0.78	(2.30)
Less distributions from:
Net investment income	(0.36)		—		—	—	—
Return of capital	—		(0.11)		—	—	—
Net realized gains	—		(0.37)		—	—	—
Total distributions	(0.36)		(0.48)		—	—	—
Net asset value, end of year	$21.07		$16.02		$15.76	$11.08	$10.30
Total return (3)	34.50	% (8)	4.80	% (8)	42.24%	7.57%	(18.25)%
Net assets, at end of year (000s)	$16,205		$6,521		$5,203	$839	$2,074
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.82	% (9)	2.03%		2.10%	3.74%	2.82%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.93	% (9)	2.00%		2.00%	2.04%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.56%		0.69%		(0.69)%	(2.66)%	(1.27)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.45%		0.72%		(0.59)%	(0.96)%	(0.45)%
Portfolio Turnover Rate	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	3.70%	2.82%
Net expenses to average net assets	N/A	N/A	N/A	2.00%	2.00%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.89%	N/A	N/A	N/A	N/A
Net expenses to average net assets	2.00%	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$15.04		$14.93		$10.58	$9.91	$12.22
Activity from investment operations:
Net investment loss (1)	(0.06	) (10)	(0.01)		(0.22)	(0.16)	(0.15)
Net realized and unrealized gain (loss) (2)	5.03		0.60		4.57	0.83	(2.16)
Total from investment operations	4.97		0.59		4.35	0.67	(2.31)
Less distributions from:
Net investment income	(0.24)		—		—	—	—
Return of capital	—		(0.11)		—	—	—
Net realized gains	—		(0.37)		—	—	—
Total distributions	(0.24)		(0.48)		—	—	—
Net asset value, end of year	$19.77		$15.04		$14.93	$10.58	$9.91
Total return (3)	33.55	% (8)	4.04	% (8)	41.12%	6.76%	(18.90)%
Net assets, at end of year (000s)	$1,770		$1,060		$1,024	$516	$581
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	2.57	% (9)	2.78%		2.85%	4.49%	3.57%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.68	% (9)	2.75%		2.75%	2.79%	2.75%
Ratio of net investment loss before waiver/recapture to average net assets (4,7)	(0.16)%		(0.10)%		(1.61)%	(3.43)%	(2.08)%
Ratio of net investment loss after waiver/recapture to average net assets (4,7)	(0.27)%		(0.07)%		(1.51)%	(1.73)%	(1.26)%
Portfolio Turnover Rate	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	4.45%	3.57%
Net expenses to average net assets	N/A	N/A	N/A	2.75%	2.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	2.64%	N/A	N/A	N/A	N/A
Net expenses to average net assets	2.75%	N/A	N/A	N/A	N/A

(10)	The amount of net investment loss on investment per share for the period ended does not align with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$16.34		$16.03		$11.24	$10.43	$12.73
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.14		(0.06)	(0.06)	(0.03)
Net realized and unrealized gain (loss) (2)	5.45		0.65		4.85	0.87	(2.27)
Total from investment operations	5.57		0.79		4.79	0.81	(2.30)
Less distributions from:
Net investment income	(0.40)		—		—	—	—
Return of capital	—		(0.11)		—	—	—
Net realized gains	—		(0.37)		—	—	—
Total distributions	(0.40)		(0.48)		—	—	—
Net asset value, end of year	$21.51		$16.34		$16.03	$11.24	$10.43
Total return (3)	34.88	% (8)	5.03	% (8)	42.62%	7.77%	(18.07)%
Net assets, at end of year (000s)	$176,520		$60,498		$70,029	$10,911	$8,121
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.57	% (9)	1.78%		1.85%	3.49%	2.57%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.68	% (9)	1.75%		1.75%	1.79%	1.75%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.80%		0.88%		(0.50)%	(2.34)%	(1.07)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.69%		0.91%		(0.40)%	(0.64)%	(0.25)%
Portfolio Turnover Rate	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	3.45%	2.57%
Net expenses to average net assets	N/A	N/A	N/A	1.75%	1.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.64%	N/A	N/A	N/A	N/A
Net expenses to average net assets	1.75%	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of year	$10.12		$10.49		$10.98		$10.65	$10.47
Activity from investment operations:
Net investment income (loss) (1)	0.31		0.31		(0.03)		0.23	0.19
Net realized and unrealized gain (loss) (2)	0.91		(0.39)		(0.18)		0.42	0.16
Total from investment operations	1.22		(0.08)		(0.21)		0.65	0.35
Less distributions from:
Net investment income	(0.30)		(0.28)		(0.01)		(0.23)	(0.17)
Return of capital	—		(0.01)		(0.00	) (3)	—	—
Net realized gains	—		—		(0.27)		(0.09)	—
Total distributions	(0.30)		(0.29)		(0.28)		(0.32)	(0.17)
Net asset value, end of year	$11.04		$10.12		$10.49		$10.98	$10.65
Total return (4)	12.24	% (8)	(0.75	)% (8)	(1.93)%		6.13%	3.37%
Net assets, at end of year (000s)	$12,646		$3,509		$4,483		$1,872	$1,373
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.19%		1.22%		1.23%		1.40%	1.61%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.22%		1.25%		1.25%		1.25%	1.25%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	2.96%		2.96%		(0.30)%		1.94%	1.44%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	2.93%		2.93%		(0.32)%		2.09%	1.80%
Portfolio Turnover Rate	13%		289%		563%		12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$9.98		$10.35		$10.91	$10.59	$10.46
Activity from investment operations:
Net investment income (loss) (1)	0.23		0.22		(0.12)	0.15	0.08
Net realized and unrealized gain (loss) (2)	0.90		(0.37)		(0.17)	0.41	0.18
Total from investment operations	1.13		(0.15)		(0.29)	0.56	0.26
Less distributions from:
Net investment income	(0.23)		(0.21)		—	(0.15)	(0.13)
Return of capital	—		(0.01)		—	—	—
Net realized gains	—		—		(0.27)	(0.09)	—
Total distributions	(0.23)		(0.22)		(0.27)	(0.24)	(0.13)
Net asset value, end of year	$10.88		$9.98		$10.35	$10.91	$10.59
Total return (3)	11.40	% (7)	(1.47	)% (7)	(2.70)%	5.31%	2.54%
Net assets, at end of year (000s)	$2,930		$1,351		$2,419	$923	$669
Ratio of gross expenses to average net assets before waiver/recapture (4,5)	1.94%		1.97%		1.98%	2.15%	2.36%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.97%		2.00%		2.00%	2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,6)	2.17%		2.14%		(1.08)%	1.20%	0.39%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,6)	2.14%		2.11%		(1.10)%	1.35%	0.75%
Portfolio Turnover Rate	13%		289%		563%	12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the	For the		For the	For the
	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2024		September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of year	$10.14		$10.50	$10.98		$10.65	$10.47
Activity from investment operations:
Net investment income (loss) (1)	0.34		0.33	(0.01)		0.26	0.19
Net realized and unrealized gain (loss) (2)	0.91		(0.37)	(0.18)		0.41	0.18
Total from investment operations	1.25		(0.04)	(0.19)		0.67	0.37
Less distributions from:
Net investment income	(0.33)		(0.31)	(0.02)		(0.25)	(0.19)
Return of capital	—		(0.01)	(0.00	) (3)	—	—
Net realized gains	—		—	(0.27)		(0.09)	—
Total distributions	(0.33)		(0.32)	(0.29)		(0.34)	(0.19)
Net asset value, end of year	$11.06		$10.14	$10.50		$10.98	$10.65
Total return (4)	12.49	% (8)	(0.40)%	(1.78)%		6.39%	3.60%
Net assets, at end of year (000s)	$287,252		$193,428	$164,336		$86,253	$44,840
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	0.94%		0.97%	0.98%		1.15%	1.36%
Ratio of net expenses to average net assets after waiver/recapture (5)	0.97%		1.00%	1.00%		1.00%	1.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	3.19%		3.23%	(0.10)%		2.18%	1.45%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	3.16%		3.20%	(0.12)%		2.33%	1.81%
Portfolio Turnover Rate	13%		289%	563%		12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund are “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$311,578,675	$—	$—	$311,578,675
Open End Funds	1,282,442,242	—	—	1,282,442,242
U.S. Government & Agencies	—	134,389,465	—	134,389,465
Collateral For Securities Loaned	54,015,243	—	—	54,015,243
Credit Default Swap	—	96,855	—	96,855
Total	$1,648,036,160	$134,486,320	$—	$1,782,522,480

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3**	Total
Common Stocks	86,589,299	—	486	86,589,785
Exchange Traded Funds	24,242,186	—	—	24,242,186
U.S. Government & Agencies	—	55,699,320	—	55,699,320
Collateral For Securities Loaned	5,998,092	—	—	5,998,092
Money Market Fund	14,817,509	—	—	14,817,509
Future Options Purchased	820,750	—	—	820,750
Long Futures Contracts	1,031,020	—	—	1,031,020
Total Return Swaps	—	13,832,293	—	13,832,293
Total	$133,498,856	$69,531,613	$486	$203,030,955

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	66,162,634	—	—	66,162,634
Open End Funds	232,055,042	—	—	232,055,042
Collateral For Securities Loaned	5,680,335	—	—	5,680,335
Total	$303,898,011	$—	$—	$303,898,011

*	Please refer to the Schedule of Investments for industry classifications.

**	During the period the Counterpoint Tactical Equity Fund held a Level 3 security with a value of $0 as of September 30, 2024.

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

	Beginning
	balance				Net transfers		Change in	Ending balance
	September 30,				in/(out) of	Total Realized	unrealized	September 30,
	2023	Conversion	Net Purchases	Net Sales	Level 3	Gain/(Loss)	appreciation	2024
Mechel PJSC	$0	$—	$—	$—	$—	$—	$—	$0
ABIOMED, Inc. - CVR	—	—	—	—	486	—	—	486
	$0	$—	$—	$—	$486	$—	$—	$486

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Input
Mechel PJSC	$—	Market Approach	Discount for lack of marketability (DLOM)	100%
ABIOMED, Inc. - CVR	$486	Market Approach	Potential future cash payments	$1.02 per share

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events;

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 through September 30, 2023 or expected to be taken in the Funds’ September 30, 2024 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

For the year ended September 30, 2024, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$18,807,746
Counterpoint Tactical Equity Fund	$1,365,188
Counterpoint Tactical Municipal Fund	$1,797,174

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the year ended September 30, 2024, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreements as follows:

	Advisory Fee Waiver	Advisory Fee Recapture
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	$—	$118,758
Counterpoint Tactical Municipal Fund	$—	$87,657

During the year ended September 30, 2024 the Counterpoint Tactical Income Fund invested a portion of its assets in the Counterpoint High Yield Trend ETF and the Counterpoint Tactical Equity Fund invested a portion of its assets in the Counterpoint Quantitative Equity ETF which are also managed by the Advisor. The Advisor waived $7,446 of its advisory based on the Counterpoint Tactical Income Fund’s investment in the Counterpoint High Yield Trend ETF and $72,328 of its advisory fee based on the Counterpoint Tactical Equity Fund’s investment in the Counterpoint Quantitative Equity ETF both of which are not subject to recapture.

As of September 30, 2024, the amount of fees waived/expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2025	September 30, 2026	September 30, 2027	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$42,239	$23,169	$—	$65,408
Counterpoint Tactical Municipal Fund	$—	$—	$—	$—

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2024 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$237,921	$637,872
Counterpoint Tactical Equity Fund	$24,476	$12,458
Counterpoint Tactical Municipal Fund	$22,551	$19,455

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2024, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$114,845	$15,523
Counterpoint Tactical Equity Fund	$69,022	$10,254
Counterpoint Tactical Municipal Fund	$16,188	$2,688

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,276,087,879	$804,647,201
Counterpoint Tactical Equity Fund	$203,750,105	$148,085,152
Counterpoint Tactical Municipal Fund	$258,916,481	$29,396,017

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2024.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income Contracts/Credit risk	Unrealized appreciation on credit default swap	$96,855
Fixed Income Contracts/Credit risk	Premiums paid on open swap contracts	8,977,440

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$13,832,293
Equity Contract/Equity Price Risk	Investment securities at value - future options purchased	820,750
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	1,031,020

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the year ended September 30, 2024.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$10,693,507	$(329,451)

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(483,635)	$2,562,813

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$(127,945)	$(35,925)

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(623,592)	$11,974,746

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Counterpoint Tactical Municipal Fund

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Interest Rate Contracts/Interest Rate Risk	$(62,378)	$—

		Change In Unrealized
Contract type/	Realized Gain On Future	Depreciation
Primary Risk Exposure	Options Purchased	On Future Options Purchased
Interest Rate Contracts/Interest Rate Risk	$674,611	$(700,781)

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Fixed Income Contracts/Credit Risk	$(514,000)	$(16,783)

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Fixed Income Contracts/Credit Risk	$103,000	$(16,840)

The notional value of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the year ended September 30, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$96,855	(1)	$—		$96,855	$—	$—	$96,855
		$96,855		$—		$96,855	$—	$—	$96,855

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statements of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$18,981,958	(1)	$(5,149,665	) (1)	$13,832,293	$—	$—	$13,832,293
Investment in future put options purchased	Goldman Sachs	820,750	(1)	—		820,750	—	—	820,750
Futures Contracts	Goldman Sachs	1,031,020	(1)	—		1,031,020	—	—	1,031,020
		$20,833,728		$(5,149,665)		$15,684,063	$—	$—	$15,684,063

(1)	Value as presented in the Schedule of Investments.

As of September 30, 2024, the funds held cash collateral at the broker for swaps, swaptions, futures, and future options. These amounts are listed in the Statement of Assets and Liabilities under “cash held for collateral at broker” as follows:

Cash Held For Collateral At Broker
Counterpoint Tactical Income Fund	$6,990,553
Counterpoint Tactical Equity Fund	2,429,667
Counterpoint Tactical Municipal Fund	241,220

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

As of September 30, 2024, the Counterpoint Tactical Equity Fund held securities as collateral for total return swaps in the amount of $17,439,286 as shown in the schedule of investments.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$1,726,051,318	$65,546,228	$(97,626)	$65,448,602
Counterpoint Tactical Equity Fund	$177,303,437	$437,328,214	$(412,631,716)	$24,696,498
Counterpoint Tactical Municipal Fund	$284,259,779	$19,875,684	$(237,452)	$19,638,232

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2024 and September 30, 2023 was as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$87,561,213	$—	$—	$—	$87,561,213
Counterpoint Tactical Equity Fund	1,636,938	—	—	—	1,636,938
Counterpoint Tactical Municipal Fund	100,141	—	7,917,989	—	8,018,130

For the year ended September 30, 2023:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$63,175,656	$—	$—	$—	$63,175,656
Counterpoint Tactical Equity Fund	1,929,804	—	—	576,290	2,506,094
Counterpoint Tactical Municipal Fund	542,599	—	5,579,503	198,768	6,320,870

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$1,062,297	$—	$—	$(23,688,040)	$—	$65,448,602	$42,822,859
Counterpoint Tactical Equity Fund	—	5,158,880	812,940	—	—	—	24,696,498	30,668,318
Counterpoint Tactical Municipal Fund	—	54,230	—	(1,182,021)	(6,287,595)	—	19,638,232	12,222,846

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, options, futures contracts, and passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	—
Counterpoint Tactical Municipal Fund	1,182,021

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

				Capital Loss
	Non-Expiring			Carre Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint Tactical Income Fund	$18,850,435	$4,837,605	$23,688,040	$—
Counterpoint Tactical Equity Fund	—	—	—	—
Counterpoint Tactical Municipal Fund	6,287,595	—	6,287,595	—

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and adjustments for prior year tax returns resulted in reclassification for the year ended September 30, 2024 for the Funds as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	1,160,475	(1,160,475)
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund (the “Municipal Fund”) currently invests a significant portion of its assets in the American High-Income Municipal Bond Fund (the “American Fund”). The Municipal Fund may redeem its investment from the American Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the American Fund. The financial statements of the American Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of September 30, 2024, the percentage of the Municipal Fund’s net assets invested in the American Fund was 28.7%.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

9.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

Companies that are affiliates at September 30, 2024 are noted in each Fund’s Schedule of Investments. The financial statements for the investments noted in the table below can be found at https://counterpointfunds.com/resources/. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Counterpoint Tactical Income Fund

Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Beginning of Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Year	Income	of Year
Counterpoint High Yield Trend ETF	$—	$19,510,312	$(12,160,162)	$64,997	$125,577	$7,540,724	$103,333	340,000

Counterpoint Tactical Equity Fund

Net Change in
					Unrealized		Dividend
	Fair Value			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Beginning of Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Year	Income	of Year
Counterpoint Quantitative Equity ETF	$—	$20,741,087	$—	$—	$3,501,099	$24,242,186	$3,616	723,276

10.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with J.P. Morgan, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table sets forth the remaining contractual maturity of the collateral held by the Funds as of September 30, 2024:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Counterpoint Tactical Income Fund
	BlackRock Liquidity FedFund, Institutional Class	$10,000,000	$—	$—	$—	$10,000,000
	Dreyfus Treasury Obligations Cash Management
	Fund, Institutional Class	34,015,243	—	—	—	34,015,243
	Morgan Stanley Institutional Liquidity Funds -
	Government Portfolio, Institutional Class	10,000,000	—	—	—	10,000,000

	U.S. Government	—	55,450	252,090	74,456,315	74,763,855
		$54,015,243	$55,450	$252,090	$74,456,315	$128,779,098

Counterpoint Tactical Equity Fund
	BlackRock Liquidity FedFund, Institutional Class	$1,000,000	$—	$—	$—	$1,000,000
	Dreyfus Treasury Obligations Cash Management
	Fund, Institutional Class	3,998,092	—	—	—	3,998,092
	Morgan Stanley Institutional Liquidity Funds -
	Government Portfolio, Institutional Class	1,000,000	—	—	—	1,000,000

	U.S. Government	—	1,929	8,771	8,122,233	8,132,933
		$5,998,092	$1,929	$8,771	$8,122,233	$14,131,025

Counterpoint Tactical Municipal Fund
	BlackRock Liquidity FedFund, Institutional Class	$500,000	$—	$—	$—	$500,000
	Dreyfus Treasury Obligations Cash Management
	Fund, Institutional Class	4,680,335	—	—	—	4,680,335
	Morgan Stanley Institutional Liquidity Funds -
	Government Portfolio, Institutional Class	500,000	—	—	—	500,000
		$5,680,335	$—	$—	$—	$5,680,335

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

At September 30, 2024, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the BlackRock Liquidity FedFund Institutional Class, the Dreyfus Treasury Obligations Cash Management Fund Institutional Class, and the Morgan Stanley Institutional Liquidity Funds – Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at September 30, 2024 were as follows.

Fair Value of
Securities Loaned
Counterpoint Tactical Income Fund	$126,130,330
Counterpoint Tactical Equity Fund	13,922,195
Counterpoint Tactical Municipal Fund	5,567,043

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. As of September 30, 2024, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint Tactical Income Fund	$54,015,243
Counterpoint Tactical Equity Fund	5,998,092
Counterpoint Tactical Municipal Fund	5,680,335

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund received non-cash collateral in the amount of $74,763,855 and $8,132,933, respectively. Non-cash collateral cannot be pledged or sold by the fund.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Counterpoint Tactical Income Fund	33.66%
National Financial Services LLC	Counterpoint Tactical Income Fund	26.37%
Charles Schwab & Co., Inc.	Counterpoint Tactical Equity Fund	31.13%
National Financial Services LLC	Counterpoint Tactical Equity Fund	31.48%
Charles Schwab & Co., Inc.	Counterpoint Tactical Municipal Fund	26.60%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	33.98%

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the Funds), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodians, brokers, counterparties or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 25, 2024

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2024

Renewal of Advisory Agreements – Counterpoint Tactical Equity Fund, Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund*

In connection with a meeting held on August 21-22, 2024, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust, with respect to Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Tactical Income Fund (“Counterpoint TI”) and Counterpoint Tactical Municipal Fund (“Counterpoint TM”) (collectively, the “Counterpoint Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Counterpoint Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was established in 2014 and managed approximately $2.0 billion in assets. The Board reviewed the Adviser’s investment personnel, taking into consideration their education, financial industry experience, and technology expertise. The Board remarked that the Adviser developed a checklist to be reviewed daily to ensure each Counterpoint Fund’s compliance with the investment guidelines and trade restrictions of its prospectus. The Board noted that the Adviser used Bloomberg AIM to automate trade compliance functions, produce trade activity logs and create pre- and post -trade compliance reports. The Board acknowledged that the Adviser was attentive to cybersecurity matters and committed to improving its cybersecurity protocols and procedures. The Board recognized that the Adviser did not use artificial intelligence models for operational procedures outside the investment research process and did not anticipate using artificial intelligence for those procedures in the future. The Board noted that the Adviser reported no regulatory, compliance or litigation issues since the most recent advisory agreement renewal and that it selected broker-dealers based on its review of their quality of execution, trading costs and quality of service.

The Board noted that the Adviser analyzed historical market data to produce proprietary quantitative models that directed portfolio risk exposures but maintained discretion to adjust such exposures if exceptional market conditions occurred. The Board observed that the Adviser routinely evaluated and updated its models with timely research, incorporated new data from academia, made careful security selections and developed mechanisms to reduce the signal frequency to reduce whipsaws.

The Board agreed that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for each of the Counterpoint Funds. The Board concluded that it could expect the Adviser to continue providing high quality service to the Counterpoint Funds and their respective shareholders.

Performance.

Counterpoint TE—The Board noted that Counterpoint TE had earned a 4 -star Morningstar rating and outperformed its peer group, Morningstar category, and benchmark over the 1-year, 3-year and 5-year periods. The Board observed that Counterpoint TE outperformed its benchmark since its inception period. The Board recalled that the Adviser attributed good performance during the 1-year and 3-year periods to updated models. The Board acknowledged that Counterpoint TE’s strategy was not the typical long/short strategy but a more complex strategy offering research-backed alpha while managing risk. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TE and its shareholders.

Counterpoint TI—The Board discussed that Counterpoint TI had earned a 5-star Morningstar rating and outperformed its peer group, Morningstar category, and benchmark across all periods and was in the top quartiles for performance across all periods. The Board observed that Counterpoint TI ranked in the top quartile for Sharpe ratio over all periods relative to its Morningstar category and peer group. The Board acknowledged the Adviser attributed the outperformance to adhering to trading signals and a favorable market environment. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TI and its shareholders.

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2024

Counterpoint TM—The Board acknowledged that Counterpoint TM had earned a 5-star Morningstar rating and outperformed its benchmark and peer group over the 1-year period while trailing the Morningstar category over the same period. The Board observed that across the 3-year, 5-year and since inception periods, Counterpoint TM outperformed its peer group, Morningstar category and benchmark. The Board observed that Counterpoint TM ranked in the top quartiles for standard deviation among its peer group and Morningstar category across all periods and in the top quartiles for Sharpe Ratio among its peer group and Morningstar category across the 3-year, 5-year and since inception periods. The Board noted that the Adviser attributed Counterpoint TM’s long-term outperformance to adhering to the tactical models. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TM and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board noted that the Adviser’s advisory fee for Counterpoint TE was equal to the medians of its peer group and Morningstar category and below the averages of its peer group and Morningstar category. The Board commented that Counterpoint TE’s net expense ratio was equal to the peer group median, but higher than the peer group average and Morningstar category median and average. The Board acknowledged the Adviser’s stance that the net expense ratio should more closely align with its peers when Counterpoint TE achieved meaningful economies of scale. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board observed that the advisory fee and net expense ratio of Counterpoint TI was tied with the high of its peer group and Morningstar category. The Board recognized that the Adviser explained that Counterpoint TI’s investment strategy offered higher Sharpe ratio potential than many of its peers and avoided the heavy use of exchange traded funds, unlike its competitors. The Board recalled the Adviser’s assertion that the net expense ratio included acquired fund fees and expenses. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM—The Board noted that the Adviser’s advisory fee for Counterpoint TM and net expense ratio were higher than the averages and medians of its peer group and Morningstar category but below the high of its peer group and well below the high of its Morningstar category. The Board noted that the Adviser reported that the advisory fee reflected the value attributable to the Adviser’s proprietary models in executing Counterpoint TM’s strategy and scale limitations. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to the Counterpoint Funds. The Board acknowledged the Adviser’s willingness to consider breakpoints in the future and the Adviser’s general concerns regarding capacity constraints with respect to certain Counterpoint Funds. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreements. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each of the Counterpoint Funds. The Board examined the Adviser’s responses and noted that the Adviser’s calculations demonstrated a degree of profitability for each Counterpoint Fund. The Board considered factors cited by the Adviser to support the level of profits, including, without limitation, the business, operational, and regulatory risks involved in managing the Counterpoint Funds, as well as the resources required in light of the sophistication of the strategies. The Board concluded that the Adviser’s profitability for each Counterpoint Fund was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each of the Counterpoint Funds and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Counterpoint Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2024